Business Combinations	12 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Business Combinations
3. Business Combinations
Acquisitions are accounted for as business combinations using the acquisition method of accounting. Assets acquired and liabilities assumed are measured at fair value and are effective at the date of acquisition. For business combinations, we record goodwill or gain on bargain purchase, which is the cost to purchase the business minus the fair value of the tangible assets, the intangible assets that can be identified, and the liabilities obtained in the purchase, if any. Goodwill recorded from business combinations is deductible for income tax purposes. Inventories are valued at net realizable value. Trademarks recorded related to certain business combinations are not amortized as each is considered to have an indefinite life. The fair value of the trademarks is estimated by applying an income approach. These fair value measurements are based on significant inputs that are not observable in the market and, therefore, represent Level 3 measurements.
The Sommelier Company
On June 22, 2021, we acquired the net assets of The Sommelier Company consisting of customer relationships, independent Sommelier relationships and brand trademarks, for total consideration of $12.0 million. Consideration transferred consisted of a cash payment of $8.0 million and contingent consideration up to of $4.0 million, whereby the Company will pay the seller three annual
Earn-Out
payments over three years, determined as a percentage of EBITDA.
The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Sommelier
Sources of financing
Cash	$8,000
Contingent consideration	4,000

Fair value of consideration	12,000
Assets acquired
Customer relationships	1,500
Sommelier relationships	1,000
Trademark	600
Accrued liabilities	(92)

Total net assets acquired	3,008

Goodwill	$8,992

Goodwill represents the excess of the purchase price over the fair value of the net intangible assets acquired. The acquisition of The Sommelier Company resulted in the recognition of approximately $9.0 million of goodwill. The Company believes this goodwill is attributable to its investment in synergies for expanding its reach in its direct-to-consumer
and
business-to-business
customer base. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually.
Intangible assets associated with the customer relationships and Sommelier relationships acquired as a result of the Sommelier acquisition are being amortized over their estimated useful life using the straight-line method of amortization, which materially approximates the distribution of the economic value of the identified intangible asset. Amortization of the customer relationships and Sommelier relationships was not significant to the consolidated statements of operations. Key assumptions in valuing the customer relationships utilizing an Income Approach, specifically the excess earnings method included (1) a discount rate of twenty percent (20%), (2) an annual customer attrition rate of fifty percent (50%), and contributory asset charges of three-point eight percent (3.8%). Key assumptions in valuing the Sommelier relationships utilizing a Cost Approach, included (1) a replacement period of 5 years and (2) an annual return on investment of nineteen percent (19%). Key assumptions in valuing the acquired trademarks and indefinite lived assets, using the Income Approach include (1) discount rate of nineteen percent (19%) and (2) assumed pre-tax
royalty rate of one point five percent (1.5%).
The results of operations of The Sommelier Company for the period from the June 22, 2021 acquisition date through June 30, 2021, are included in the accompanying consolidated statements of operations. Transaction costs associated with the acquisition were immaterial.
Kunde Vineyards and Winery
On April 19, 2021, the Company acquired 100% of the outstanding equity of Kunde Enterprise Inc. (“Kunde”) for total consideration, including amounts to acquire the combined 33.3% ownership held by two of the Company stockholders, of which one is an executive officer of the Company, of approximately $53.0 million, net of pre-existing
relationship net liabilities due to Kunde of $5.9 million. Kunde produces and sells premium Sonoma Valley varietal wines via the wholesale channel as well as internationally and locally through its tasting room, wine club, and internet site. In addition, Kunde provides wine storage, processing, and bottling services for other wineries, including the Company. The operations of Kunde align with those of the Company, providing for expanded synergies and growth through the acquisition. Kunde met the definition of a business, and therefore is accounted for as a business combination. Prior to the acquisition, effective January 1, 2021, the Company provided distribution and marketing services for Kunde products. (See Note 13).
The $53.0 million purchase consideration was comprised of approximately $21.5 million of cash, approximately $11.7 million of notes payable to the sellers, and the issuance of 906,345 shares (2,589,507 shares retroactively restated giving effect to the recapitalization transaction discussed in Note 1) of the Company’s Series A stock, with a value of $25.8 million, which totaled $58.9 million less the release of pre-existing
net liabilities between the Company and Kunde of $5.9 million. Two of the three notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.61%, compounded quarterly, and matures on December 31, 2021. To fund the cash portion of the purchase consideration, we utilized the April 2021 increase in the line of credit and delay draw term loan under the amended and restated loan and security agreement. (See Note 7).
The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Kunde Vineyards and Winery
Sources of financing
Cash	$21,464
Note payable to sellers	11,668
Stock	25,831

Fair value of consideration	58,963
Pre-existing relationship, net liability to Kunde	(5,900)

Fair value of consideration	53,063
Assets acquired
Accounts receivable, prepaid expenses and other current assets	858
Inventories	20,300
Land and vineyards	3,351
Buildings	15,524
Winery equipment	5,976
Trademarks	3,500
Customer relationships	3,300
Winery use permit	1,250
Current liabilities	(4,562)
Deferred tax liability	(10,214)

Total net assets acquired	39,283

Goodwill	$13,780

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The acquisition of Kunde resulted in the recognition of $13.8 million of goodwill. We believe this goodwill is attributable to our investment in synergies for expanding our brands in each of the three operating segments. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually.
Intangible assets associated with the customer relationships acquired as a result of the Kunde acquisition is being amortized over their estimated useful life using the straight-line method of amortization, which materially approximates the distribution of the economic value of the identified intangible asset. Amortization of the acquired customer relationships was not significant to the consolidated statements of operations. Key assumptions in valuing the customer relationships utilizing the Excess Earning Method include (1) future cash flow projections, (2) a repeat business probability assumption of sixty percent (60%), and (3) a discount rate of 19.0%. Key assumptions in valuing the acquired trademarks and indefinite lived assets, using the relief-from-royalty method include (1) a royalty rate of 2.75%, and (2) a discount rate of 19.0%.
The results of operations of Kunde for the period from the April 19, 2021 acquisition date through June 30, 2021, are included in the accompanying consolidated statements of operations since the acquisition date. Transaction costs associated with the acquisition were not significant.
Pro-forma
Condensed Consolidated Financial Information (Unaudited)
The results of operations for Kunde and the estimated fair values of the assets acquired and liabilities assumed have been included in the Company’s consolidated financial statements since its respective date of acquisition. For the year ended June 30, 2021, and since the April 2021 date of its acquisition, Kunde contributed $2.1 million to the Company’s revenues and increased net income by $0.9 million. The unaudited pro forma financial information in the table below summarizes the combined results of the Company’s operations and those of Kunde for the periods shown as if the acquisition of Kunde had occurred on July 1, 2019. The unaudited pro forma financial information includes the business combination accounting effects of the acquisition, including amortization charges from acquired intangible assets. The unaudited pro forma financial information presented below is for informational purposes only, and is subject to a number of estimates, assumptions and other uncertainties.

	June 30,
(in thousands)	2021	2020
	Unaudited	Unaudited
Total pro forma revenues	$233,215	$207,522
Pro forma net income (loss)	$11,488	$(7,617)
Owen Roe Winery
In September 2019, the Company acquired assets, including inventory, land, winery equipment and brand trademarks from Owen Roe Winery for total consideration of approximately $16.1 million. Consideration consisted of cash of approximately $15.1 million and contingent consideration of $1.0 million whereby we will pay the seller a fixed fee based on sales of the wine brands acquired for four years.
The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Owen Roe Vineyards and Winery
Sources of financing
Cash	$15,131
Contingent consideration	1,000

Fair value of consideration	16,131
Assets acquired
Land	1,845
Vineyards	1,465
Buildings	2,852
Winery equipment	2,250
Inventories	7,189
Library wines contracts	200
Trademarks	320

Total assets acquired	16,121

Goodwill	$10

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired. The acquisition of Owen Roe resulted in the recognition of $10 thousand of goodwill. We believe this goodwill is attributable to our investment in synergies for expanding our brands in the wholesale market. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually. Key assumptions in valuing the trademarks include (1) a royalty rate of 2.0%, and (2) a discount rate of 28.0%.
The results of operations of Owen Roe for the period from the September 1, 2019 acquisition date through June 30, 2020, are included in the accompanying consolidated statements of operations. Transaction costs associated with the acquisition were approximately $61 thousand.